Other Income and Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Loss related to sale of certain assets	$ 56	$ 28	$ (52)
Williams Partners [Member]
Segment Reporting Information [Line Items]
Contingency gain settlement	(154)	0	0
Impairment of certain assets	52	0	0
Net gain related to partial acreage dedication release	(12)	0	0
Amortization of regulatory assets associated with asset retirement obligations	33	30	7
Project feasibility costs	2	4	21
Capitalization of project feasibility costs previously expensed	(5)	(1)	(19)
Loss related to sale of certain assets	10	0	0
Williams Partners [Member] | Producer Claim [Member]
Segment Reporting Information [Line Items]
Loss associated with a producer claim	0	25	0
Williams Partners [Member] | Asset Impairment for Regulatory Action [Member]
Segment Reporting Information [Line Items]
Impairment of certain assets	(3)	12	0
Insurance recoveries associated with the Eminence abandonment	0	(16)	0
Williams NGL & Petchem Services [Member]
Segment Reporting Information [Line Items]
Impairment of certain assets	$ 0	$ 20	$ 0